December 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Post-Effective Amendment No. 301 (File No. 033-42484) and Amendment No. 302 (File No. 811-06400) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 301 and, under the Investment Company Act of 1940, as amended, Amendment No. 302 (the “Filing”) to the Trust’s Registration Statement on Form N-1A. The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding intermediary-specific sales charge variation disclosure with respect to the Westwood LargeCap Value Fund, Westwood Income Opportunity Fund, Westwood Emerging Markets Fund, Westwood Short Duration High Yield Fund and Westwood Emerging Markets Plus Fund (the “Funds”).

We hereby request selective review of only the intermediary-specific sales charge variation disclosure, because no other material changes are being made in the Filing.

Each Fund’s principal investment strategies disclosure and, as applicable, related performance disclosure is substantially the same as that included in the post-effective amendment to the Trust’s registration statement with respect to the Fund most recently reviewed by the SEC Staff, as identified in Exhibit A (the “Prior Filings”), except with respect to changes made in response to SEC Staff comments on the Prior Filings, and substantially all of the disclosures in the Filing that differ from those in the Prior Filings, other than the intermediary-specific sales charge variation disclosure, have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund II and The Advisors’ Inner Circle Fund III since the Prior Filings.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5620.

Very truly yours,

/s/ Leon E. Salkin
Leon E. Salkin

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001

EXHIBIT A

Westwood LargeCap Value Fund

The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on December 18, 2009 (SEC Accession No. 0001135428-09-000641).

Westwood Income Opportunity Fund

The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on December 18, 2009 (SEC Accession No. 0001135428-09-000641).

Westwood Emerging Markets Fund

The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on October 5, 2012 (SEC Accession No. 0001135428-12-000503).

Westwood Short Duration High Yield Fund

The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on December 28, 2012 (SEC Accession No. 0001135428-12-000627).

Westwood Emerging Markets Plus Fund

The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on October 5, 2012 (SEC Accession No. 0001135428-12-000503).